LOANS (excluding covered loans) - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	$ 2,968,447,000	$ 2,816,093,000
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	18,789,000	16,950,000
60 - 89 days past due	2,964,000	11,880,000
> 90 days past due	50,326,000	44,875,000
Total Past due	72,079,000	73,705,000
Current	2,896,368,000	2,742,388,000
Total loans, excluding covered loans	2,968,447,000	2,816,093,000
> 90 days past due and still accruing	191,000	370,000
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,964,000	2,241,000
60 - 89 days past due	96,000	1,573,000
> 90 days past due	7,473,000	11,684,000
Total Past due	10,533,000	15,498,000
Current	846,448,000	784,755,000
Total loans, excluding covered loans	856,981,000	800,253,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	47,000	1,754,000
60 - 89 days past due	0	3,782,000
> 90 days past due	17,004,000	8,973,000
Total Past due	17,051,000	14,509,000
Current	97,923,000	149,034,000
Total loans, excluding covered loans	114,974,000	163,543,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	4,940,000	3,202,000
60 - 89 days past due	2,102,000	3,979,000
> 90 days past due	16,654,000	16,435,000
Total Past due	23,696,000	23,616,000
Current	1,209,371,000	1,116,315,000
Total loans, excluding covered loans	1,233,067,000	1,139,931,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	8,602,000	7,671,000
60 - 89 days past due	236,000	1,930,000
> 90 days past due	7,012,000	5,127,000
Total Past due	15,850,000	14,728,000
Current	272,130,000	254,445,000
Total loans, excluding covered loans	287,980,000	269,173,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	437,000	456,000
60 - 89 days past due	53,000	48,000
> 90 days past due	355,000	120,000
Total Past due	845,000	624,000
Current	66,698,000	69,087,000
Total loans, excluding covered loans	67,543,000	69,711,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,304,000	1,260,000
60 - 89 days past due	246,000	392,000
> 90 days past due	1,637,000	2,166,000
Total Past due	3,187,000	3,818,000
Current	355,773,000	337,492,000
Total loans, excluding covered loans	358,960,000	341,310,000
> 90 days past due and still accruing	0	0
Non Covered Loans | All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	495,000	366,000
60 - 89 days past due	231,000	176,000
> 90 days past due	191,000	370,000
Total Past due	917,000	912,000
Current	48,025,000	31,260,000
Total loans, excluding covered loans	48,942,000	32,172,000
> 90 days past due and still accruing	$ 191,000	$ 370,000